Segmented and geographic information, and major customers (Major Customers) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major Customer One [Member]
Disclosure of major customers [line items]
Percentage of revenue	60.00%	59.00%
Major Customer Two [Member]
Disclosure of major customers [line items]
Percentage of revenue	40.00%	31.00%
Major Customer Three [Member]
Disclosure of major customers [line items]
Percentage of revenue		9.00%
Major Customer Four [Member]
Disclosure of major customers [line items]
Percentage of revenue		1.00%